Selected Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Stock options exercised, shares										18,975,000	18,975,000
Net Revenues	$ 542,674	$ 546,313	$ 559,867	$ 550,578	$ 531,593	$ 528,897	$ 540,680	$ 541,085	$ 2,199,432	$ 2,142,255	$ 2,198,738
Operating Income (Loss)	46,802	69,423	83,094	71,883	11,621	41,802	58,749	61,560	271,202	173,732	231,217
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(14,434)	7,015	(12,390)	30,504	(33,286)	(12,256)	(3,971)	(1,112)	10,695	(50,625)	(63,571)
Income (loss) from discontinued operations, net of tax	7,565	18,410	5,965	4,599	863	8,928	9,309	(10,113)	36,539	8,987	(44,983)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest					0	(11,777)	(4,669)	5,043	0	(11,403)	27,846
Net Income (Loss) Attributable to Parent	$ (6,869)	$ 25,425	$ (6,425)	$ 35,103	$ (32,423)	$ (15,105)	$ 669	$ (6,182)	$ 47,234	$ (53,041)	$ (80,264)
Continuing operations	$ (0.13)	$ 0.06	$ (0.11)	$ 0.27	$ (0.30)	$ (0.11)	$ (0.04)	$ (0.01)	$ 0.10	$ (0.46)	$ (0.65)
Discontinued operations	0.07	0.17	0.05	0.04	0.01	(0.03)	0.05	(0.05)	0.32	(0.02)	(0.18)
Basic net income (loss) per common share	(0.06)	0.23	(0.06)	0.31	(0.29)	(0.14)	0.01	(0.06)	0.42	(0.48)	(0.83)
Continuing operations	(0.13)	0.06	(0.11)	0.27	(0.30)	(0.11)	(0.04)	(0.01)	0.10	(0.46)	(0.65)
Discontinued operations	(0.07)	(0.16)	(0.05)	(0.04)	(0.01)	(0.03)	(0.05)	0.05	(0.32)	0.02	0.18
Diluted net income (loss) per common share	$ (0.06)	$ 0.22	$ (0.06)	$ 0.31	$ (0.29)	$ (0.14)	$ 0.01	$ (0.06)	$ 0.42	$ (0.48)	$ (0.83)